Cover	Jul. 22, 2026
Cover [Abstract]
Amendment Flag	true
Amendment Description	Amended to include final prospectus for SEC review.
Entity Central Index Key	0002132630
Document Type	S-6
Entity Registrant Name	FT 13097
Document Period End Date	Jul. 22, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objectives.

The Trust seeks current monthly income, with capital appreciation as a secondary objective. Under normal market conditions, the Trust will invest at least 80% of its assets in Target Outcome ETFs (as defined below) or Target Income ETFs (as defined below).

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust seeks to achieve its investment objective by investing in two groups of ETFs: (1) a laddered portfolio of First Trust target outcome buffer ETFs (“Target Outcome ETFs”), which seek to provide investors with returns (before fees and expenses) that match the price return of State Street® SPDR® S&P 500® ETF Trust (“SPY” or the “Underlying Reference Asset”) up to a predetermined upside cap, while providing a buffer (before fees and expenses) against the first 10% of losses of SPY over a defined one-year period (the “Target Outcome Period”); and (2) First Trust target income ETFs (“Target Income ETFs”), which provide exposure to either equity or fixed income securities and employ an options overwrite strategy to generate income. The portfolio consists solely of First Trust ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor. The Trust’s portfolio will include both actively managed ETFs and ETFs that track an index.

Target Outcome ETFs Selection.

The laddered Target Outcome ETFs will constitute approximately 33% of the Trust’s portfolio. The term “laddered portfolio” refers to the Trust’s investment in multiple Target Outcome ETFs that have target outcome period expiration dates which occur on a rolling, or periodic, basis. The rolling or “laddered” nature of the investments in the Target Outcome ETFs creates diversification of investment time period compared to the risk of acquiring or disposing of any one Target Outcome ETF at any one time. If a Target Outcome ETF has experienced certain levels of either gains or losses since the beginning of its current Target Outcome Period, there may be little to no ability for the Trust to achieve gains or benefit from the buffer for the remainder of the Target Outcome Period. The diversification of investment time period is intended to mitigate the risk of failing to benefit from the buffer of a single Target Outcome ETF due to the timing of investment in such Target Outcome ETF and the relative price of the reference asset or having limited or no upside potential remaining because of the cap of a single Target Outcome ETF. Unlike the Target Outcome ETFs, the Trust itself does not pursue a target outcome strategy. You may experience significant losses on investments in the Trust. The buffer is only provided by the Target Outcome ETFs and the Trust itself does not provide any stated buffer against losses. The Trust will likely not receive the full benefit of the Target Outcome ETF buffers and could have limited upside potential (as described below). The Trust’s returns are limited to an extent by the caps of the Target Outcome ETFs. The minimum remaining buffers or caps for the Target Outcome ETFs will not be considered when selecting Target Outcome ETFs for within this portion of the Trust portfolio.

The investment objective of SPY is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.

The Target Outcome ETFs held by the Trust invest substantially all of their assets in FLexible EXchange Options (“FLEX Options”) on SPY. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation. Each Target Outcome ETF establishes a new cap annually at the beginning of each Target Outcome Period (i.e., resets its cap) and refreshes the 10% buffer.

Target Income ETFs Selection.

The Target Income ETFs will constitute approximately 66% of the Trust’s portfolio. The Target Income ETFs held by the Trust seek to provide a consistent level of income by investing in a portfolio that provides exposure to equity or fixed income securities and employs an options overwrite strategy.

In addition to providing exposure to either equity or fixed-income securities, the Target Income ETFs held by the Trust utilize an option strategy consisting of purchasing and writing (selling) call options, including FLEX Options, on individual stocks and/or an underlying equity or fixed-income ETF or index to generate premium income.

The Trust will invest in ETFs that meet the Trust’s liquidity requirements. To be included in the Trust’s portfolio, each ETF must have a minimum market capitalization of $50,000,000. The Trust intends only to acquire shares of ETFs in the secondary market and will not engage in any principal transactions with the ETFs. The ETFs will be equally weighted within their respective portions of the Trust portfolio (Target Outcome ETFs, equity Target Income ETFs and fixed income Target Income ETFs).

In connection with the Trust’s investments in ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor, First Trust Advisors L.P. will receive advisory fees from the underlying ETFs which it would not otherwise receive if the Trust invested solely in ETFs advised by unaffiliated third-parties. This may provide an incentive for the Sponsor to select ETFs advised by First Trust Advisors L.P. over ETFs advised by unaffiliated third-parties. The Sponsor may invest in an affiliated ETF even in circumstances where an unaffiliated ETF may have lower fees or better performance over certain time periods. However, the Sponsor selected what it considered to be the best suited ETFs to achieve the Trust’s investment objectives even though there may be other ETFs, including those advised by unaffiliated third-parties, that provide similar results.

The underlying ETFs hold investments that provide exposure to the information technology sector, high-yield securities, investment grade securities and large capitalization companies.

As with any similar investments, there can be no guarantee that the objectives of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.